PAINEWEBBER MUTUAL FUNDS

                              PROSPECTUS SUPPLEMENT

                                                               November 15, 2000


Dear Investor,

      This is a supplement to the Prospectuses of the PaineWebber Mutual Funds listed on the reverse side. The purpose of the supplement is to notify you that you may qualify for a waiver of the contingent deferred sales charge on a sale of Class B or Class C shares if the shares are sold in connection with a transfer from an existing PaineWebber Mutual Funds SIMPLE IRA plan to another fund group's SIMPLE IRA plan.

                                                                     Item #ZS-81




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This supplement applies to the following Funds:

PAINEWEBBER BOND FUNDS

      High Income Fund
      Investment Grade Income Fund
      Low Duration U.S. Government Income Fund
      Strategic Income Fund
      U.S. Government Income Fund

PAINEWEBBER TAX-FREE BOND FUNDS

      California Tax-Free Income Fund
      Municipal High Income Fund
      National Tax-Free Income Fund
      New York Tax-Free Income Fund

PAINEWEBBER ASSET ALLOCATION FUNDS

      Balanced Fund
      Tactical Allocation Fund

PAINEWEBBER STOCK FUNDS

      Enhanced S&P 500 Fund
      Enhanced Nasdaq-100 Fund
      Financial Services Growth Fund
      Growth Fund
      Growth and Income Fund
      Mid Cap Fund
      Small Cap Fund
      S&P 500 Index Fund
      Strategy Fund
      Tax-Managed Equity Fund

PAINEWEBBER GLOBAL FUNDS

      Asia Pacific Growth Fund
      Emerging Markets Equity Fund
      Global Equity Fund
      Global Income Fund

PAINEWEBBER MONEY MARKET FUND